Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model - ₪ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Dividend yield	0.00%	0.00%
Contractual life	10 years	10 years
Early Exercise Multiple (Suboptimal Factor)		3
Exercise price (NIS) (in New Shekels per share)	₪ 0.25
Minimum [Member]
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Risk-free interest rate	1.41%	1.22%	0.93%
Expected volatility	83.98%	82.40%	65.63%
Dividend yield			0.00%
Contractual life			9 years 9 months 29 days
Early Exercise Multiple (Suboptimal Factor)	2.5		2.5
Exercise price (NIS) (in New Shekels per share)		₪ 0.25	₪ 0.25
Maximum [Member]
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Risk-free interest rate	3.08%	1.28%	2.40%
Expected volatility	84.26%	82.43%	78.77%
Dividend yield			0.00%
Contractual life			10 years
Early Exercise Multiple (Suboptimal Factor)	3		3
Exercise price (NIS) (in New Shekels per share)		₪ 0.253	₪ 2.344